Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (“PEO”), and the average of the “total compensation” of our other Named Executive Officers as presented in the Summary Compensation Table for the applicable year, (ii) the “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to our other Named Executive Officers, as calculated pursuant to Item 402(v) of Regulation S-K under the Exchange Act, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” of the PEO and, on average, our other Named Executive Officers, to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance.

			Average summary	Average	Value of Initial
			compensation	compensation	Fixed $100	Net income (loss)
	Summary		table	actually paid to	investment based	attributable to
	compensation	Compensation	total for non-PEO	non-PEO Named	on Total	common
	table	actually paid to	Named Executive	Executive Officers	Shareholder Return	stockholders
Year	total for PEO (1)	PEO (2)(3)	Officers (1)	(1)(2)(3)	(4)	(in thousands)
2026	$815,491	$748,055	$702,127	$645,047	$132.58	$750
2025	$678,293	$933,926	$541,511	$739,500	$147.27	$17,603
2024	$298,434	$289,664	$267,234	$262,033	$90.91	$(3,514)

(1)	The Company’s principal executive officer (“PEO”) for fiscal 2026, 2025 and 2024 was Robert P. Capps. The non-PEO Named Executive Officer for fiscal 2026, 2025 and 2024 was Mark A. Cox.

PEO Total Compensation Amount	$ 815,491	$ 678,293	$ 298,434
PEO Actually Paid Compensation Amount	$ 748,055	933,926	289,664
Adjustment To PEO Compensation, Footnote

(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s Named Executive Officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below and averaged for the non-PEO Named Executive Officers.

(3)

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and, on average, the non-PEO Named Executive Officers set forth below. Amounts excluded, which are set forth in the “Minus Stock Awards from Summary Compensation Table” columns below, represent the Stock Awards reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. The dollar value of any dividends or other earnings paid on stock awards in a covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year are added. Equity values are calculated in accordance with ASC Topic 718.

				Plus change in
			Plus year-end	the value of
		Minus stock	equity value of	unvested		Plus change in
	Summary	awards from	unvested	awards	Plus value of	value of prior
	compensation	summary	awards	granted in	awards granted	year awards	Compensation
	table total for	compensation	granted during	prior	and vested	vested during	actually paid to
Year	PEO	table	year	years	during year	year	PEO
2026	$815,491	$382,536	$384,000	$(45,934)	$0	$(22,966)	$748,055
2025	$678,293	$260,900	$501,350	$9,202	$0	$5,981	$933,926
2024	$298,434	$0	$0	$(5,577)	$0	$(3,193)	$289,664

Average
	summary			Plus change in			Average
	compensation		Plus year-end	the value of			compensation
	table total for	Minus stock	equity value of	unvested		Plus change in	actually paid to
	non-PEO	awards from	unvested	awards	Plus value of	value of prior	non-PEO
	named	summary	awards	granted in	awards granted	year awards	named
	executive	compensation	granted during	prior	and vested	vested during	executive
Year	officers	table	year	years	during year	year	officers
2026	$702,127	$318,780	$320,000	$(38,867)	$0	$(19,433)	$645,047
2025	$541,511	$232,660	$421,450	$5,520	$0	$3,679	$739,500
2024	$267,234	$0	$0	$(3,314)	$0	$(1,887)	$262,033

(4)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in Company common stock on January 31, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 702,127	541,511	267,234
Non-PEO NEO Average Compensation Actually Paid Amount	$ 645,047	739,500	262,033
Adjustment to Non-PEO NEO Compensation Footnote

(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s Named Executive Officers. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below and averaged for the non-PEO Named Executive Officers.

(3)

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and, on average, the non-PEO Named Executive Officers set forth below. Amounts excluded, which are set forth in the “Minus Stock Awards from Summary Compensation Table” columns below, represent the Stock Awards reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. The dollar value of any dividends or other earnings paid on stock awards in a covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year are added. Equity values are calculated in accordance with ASC Topic 718.

				Plus change in
			Plus year-end	the value of
		Minus stock	equity value of	unvested		Plus change in
	Summary	awards from	unvested	awards	Plus value of	value of prior
	compensation	summary	awards	granted in	awards granted	year awards	Compensation
	table total for	compensation	granted during	prior	and vested	vested during	actually paid to
Year	PEO	table	year	years	during year	year	PEO
2026	$815,491	$382,536	$384,000	$(45,934)	$0	$(22,966)	$748,055
2025	$678,293	$260,900	$501,350	$9,202	$0	$5,981	$933,926
2024	$298,434	$0	$0	$(5,577)	$0	$(3,193)	$289,664

Average
	summary			Plus change in			Average
	compensation		Plus year-end	the value of			compensation
	table total for	Minus stock	equity value of	unvested		Plus change in	actually paid to
	non-PEO	awards from	unvested	awards	Plus value of	value of prior	non-PEO
	named	summary	awards	granted in	awards granted	year awards	named
	executive	compensation	granted during	prior	and vested	vested during	executive
Year	officers	table	year	years	during year	year	officers
2026	$702,127	$318,780	$320,000	$(38,867)	$0	$(19,433)	$645,047
2025	$541,511	$232,660	$421,450	$5,520	$0	$3,679	$739,500
2024	$267,234	$0	$0	$(3,314)	$0	$(1,887)	$262,033

(4)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in Company common stock on January 31, 2023.

Total Shareholder Return Amount	$ 132.58	147.27	90.91
Net Income (Loss)	750,000	17,603,000	(3,514,000)
PEO Name				Robert P. Capps
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,536	260,900	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,000	501,350	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,934)	9,202	(5,577)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,966)	5,981	(3,193)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,780	232,660	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,000	421,450	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,867)	5,520	(3,314)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,433)	$ 3,679	$ (1,887)